Shareholder Report, Line Graph (Details) - USD ($)		6 Months Ended	12 Months Ended	60 Months Ended	120 Months Ended
		Mar. 31, 2025	Mar. 31, 2025	Mar. 31, 2025	Mar. 31, 2025	Sep. 30, 2024	Sep. 30, 2023	Sep. 30, 2022	Sep. 30, 2021	Sep. 30, 2020	Sep. 30, 2019	Sep. 30, 2018	Sep. 30, 2017	Sep. 30, 2016	Sep. 30, 2015	Mar. 31, 2015
C000152358 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		First Trust Merger Arbitrage Fund (Class A/VARAX)
Account Value		$ 13,200	$ 13,200	$ 13,200	$ 13,200	$ 12,902	$ 12,240	$ 11,817	$ 11,710	$ 10,749	$ 10,698	$ 10,163	$ 10,106	$ 9,748	$ 9,495	$ 9,425
Average Annual Return, Percent	[1]		(0.88%)	3.31%	2.82%
C000152358 [Member] | Without Sales Load [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		First Trust Merger Arbitrage Fund (Class A/VARAX)—excluding sales load
Average Annual Return, Percent			5.12%	4.54%	3.43%
C000152359 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		First Trust Merger Arbitrage Fund (Class I/VARBX)
Account Value		$ 144,624	$ 144,624	$ 144,624	$ 144,624	140,996	133,395	128,484	126,875	116,083	115,106	109,084	108,065	103,963	100,873	100,000
Average Annual Return, Percent			5.42%	4.90%	3.76%
C000248222 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		First Trust Merger Arbitrage Fund (Class C/VARCX)
Account Value		$ 12,998	$ 12,998	$ 12,998	$ 12,998	12,736	12,181	11,858	11,836	10,945	10,970	10,508	10,521	10,231	10,033	10,000
Average Annual Return, Percent	[2],[3]		3.44%	3.79%	2.66%
C000248222 [Member] | Without Sales Load [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		First Trust Merger Arbitrage Fund (Class C/VARCX)—excluding sales load
Average Annual Return, Percent	[3]		4.42%	3.79%	2.66%
C000174208 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		First Trust Multi-Strategy Fund (Class A/FTMAX)
Account Value		$ 13,779	$ 13,779	$ 13,779	$ 13,779	13,633	12,463	11,667	12,387	10,910	11,184	10,313	10,512	10,180	9,536	9,499
Average Annual Return, Percent	[4]		0.75%	6.12%	3.26%
C000174208 [Member] | Without Sales Load [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		First Trust Multi-Strategy Fund (Class A/FTMAX)—excluding sales load
Average Annual Return, Percent			5.50%	7.21%	3.79%
C000174209 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		First Trust Multi-Strategy Fund (Class I/FTMIX)
Account Value		$ 149,394	$ 149,394	$ 149,394	$ 149,394	147,657	134,618	125,584	132,943	116,778	119,436	109,779	111,559	107,692	100,572	100,000
Average Annual Return, Percent			5.75%	7.51%	4.10%
C000239642 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		First Trust Multi-Strategy Fund (Class C/FTMCX)
Account Value		$ 13,450	$ 13,450	$ 13,450	$ 13,450	13,365	12,311	11,608	12,418	11,023	11,393	10,582	10,867	10,601	10,004	10,000
Average Annual Return, Percent	[5],[6]		3.68%	6.39%	3.01%
C000239642 [Member] | Without Sales Load [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		First Trust Multi-Strategy Fund (Class C/FTMCX)—excluding sales load
Average Annual Return, Percent	[6]		4.66%	6.39%	3.01%
Standard & Poor's 500 Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		S&P 500 Index
Account Value		$ 32,482	$ 32,482	$ 32,482	$ 32,482	33,133	24,300	19,981	23,638	18,182	15,790	15,146	12,845	10,830	9,382	10,000
Average Annual Return, Percent			8.25%	18.59%	12.50%
Bloomberg U S Aggregate Bond S000055376 Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		Bloomberg U.S. Aggregate Bond Index
Account Value		$ 11,564	$ 11,564	$ 11,564	$ 11,564	11,606	10,403	10,336	12,103	12,213	11,415	10,350	10,477	10,470	9,953	10,000
Average Annual Return, Percent			4.88%	(0.40%)	1.46%
Bloomberg U S Aggregate Bond Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		Bloomberg U.S. Aggregate Bond Index
Account Value		$ 11,564	$ 11,564	$ 11,564	$ 11,564	11,606	10,403	10,336	12,103	12,213	11,415	10,350	10,477	10,470	9,953	10,000
Average Annual Return, Percent			4.88%	(0.40%)	1.46%
Blended Benchmark Index 50 S And P 500 Index 50 Bloomberg U S Aggregate Bond Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		Blended Benchmark Index (50% S&P 500 Index/50% Bloomberg U.S. Aggregate Bond Index)
Account Value		$ 19,894	$ 19,894	$ 19,894	$ 19,894	20,110	16,286	14,685	17,225	15,137	13,551	12,580	11,641	10,676	9,670	10,000
Average Annual Return, Percent	[7]		6.68%	8.97%	7.12%
ICE BofA Merrill Lynch 3 Month US Treasury Bill Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		ICE BofA Merrill Lynch 3-Month US Treasury Bill Index
Account Value		$ 12,045	$ 12,045	$ 12,045	$ 12,045	$ 11,784	$ 11,171	$ 10,689	$ 10,623	$ 10,616	$ 10,500	$ 10,256	$ 10,095	$ 10,029	$ 10,002	$ 10,000
Average Annual Return, Percent	[7]		5.00%	2.57%	1.88%

[1]	A contingent deferred sales charge ("CDSC") of 0.50% may be imposed on certain redemptions of shares within 12 months of the date of purchase to the extent a finder's fee was paid on the sale of such shares.
[2]	A contingent deferred sales charge of 1.00% may be imposed on any redemptions of shares within 12 months of the date of purchase.
[3]	Class C shares commenced operations on January 31, 2024. The performance figures for Class C shares include the performance for the Class I shares for the periods prior to the inception date of Class C shares, adjusted for the difference in Class C shares and Class I shares expenses. Class C shares impose higher expenses than Class I shares.
[4]	A contingent deferred sales charge ("CDSC") of 0.50% may be imposed on certain redemptions of shares within 12 months of the date of purchase to the extent a finder's fee was paid on the sale of such shares.
[5]	A contingent deferred sales charge of 1.00% may be imposed on any redemptions of shares within 12 months of the date of purchase.
[6]	Class C commenced operations on November 14, 2022. The performance figures for Class C shares include the performance for the Class I shares for the periods prior to the inception date of Class C shares, adjusted for the difference in Class C shares and Class I shares expenses. Class C shares impose higher expenses than Class I shares.
[7]	Effective July 1, 2024, the Fund replaced the ICE BofA Merrill Lynch 3 Month US Treasury Bill Index as the Fund’s primary performance benchmark with the Bloomberg U.S. Aggregate Bond Index in order to satisfy a change in regulatory requirements. The Fund also introduced a new secondary performance benchmark, the 50% S&P 500 Index/50% Bloomberg U.S. Aggregate Bond Index. First Trust Capital Management L.P., the Fund’s Advisor, believes the 50% S&P 500 Index/50% Bloomberg U.S. Aggregate Bond Index is an appropriate benchmark for the strategy employed by the Fund, provides similar information to the prior benchmark index, and delivers better value to shareholders.